Share-based payment - Summary of Changes in Share-based Compensation Plan (Detail)	12 Months Ended
	Dec. 31, 2019 R$ / shares	Dec. 31, 2018 R$ / shares
Disclosure Of Share Based Compensation Plans [Line Items]
Number of outstanding share options, beginning balance	3,089,599	24,514,359
Options vested at the end of the period	3,089,599	24,514,359
Options vested at the end of the period	R$ 22.11	R$ 25.21
Delivered	(15,627,167)	(11,597,420)
Canceled / Forfeited	(72,318)	(352,085)
Exercised	(3,017,281)	(21,072,675)
Closing balance	0	3,089,599
Options vested at the end of the period	0	3,089,599
Opening balance	R$ 22.11	R$ 25.21
Options vested at the end of the period	0	22.11
Canceled / Forfeited (*)	24.36	29.29
Exercised	22.68	28.26
Closing balance	0	22.11
Market value weighted average	36.34	33.98
Range of exercise prices granting 2010 - 2011 [Member]
Disclosure Of Share Based Compensation Plans [Line Items]
Granting	R$ 22.95
Range of exercise prices granting 2010 - 2011 [Member] | Bottom of range [member]
Disclosure Of Share Based Compensation Plans [Line Items]
Granting		14.47
Range of exercise prices granting 2010 - 2011 [Member] | Top of range [member]
Disclosure Of Share Based Compensation Plans [Line Items]
Granting		R$ 29.51
Range of exercise prices granting 2012 [Member]
Disclosure Of Share Based Compensation Plans [Line Items]
Weighted average of remaining contractual life (years)		11 months 26 days
Variable compensation [Member]
Disclosure Of Share Based Compensation Plans [Line Items]
Number of outstanding share options, beginning balance	25,016,145	31,229,973
New	9,794,250	10,552,225
Delivered	(14,237,280)	(16,611,521)
Cancelled	(352,181)	(154,532)
Closing balance	20,220,934	25,016,145
Market value weighted average	R$ 37.55	R$ 34.04
Partner plan [member]
Disclosure Of Share Based Compensation Plans [Line Items]
Number of outstanding share options, beginning balance	48,871,182	51,074,441
New	8,096,700	9,912,356
Cancelled	(2,035,504)	(518,195)
Closing balance	39,305,211	48,871,182
Weighted average of remaining contractual life (years)	1 year 7 months 2 days	2 years 6 months 7 days
Market value weighted average	R$ 25.49	R$ 26.22